Impairment of Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment of long-lived assets	$ 777	$ 18,744
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment of long-lived assets
Discount rate		17.90%
Obalon Therapeutics Inc
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment of long-lived assets		$ 2,400
In-process research and development
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment of long-lived assets		6,900
Indefinite-lived intangible assets, net		0
Trademarks/Tradenames
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment of long-lived assets	$ 200	500
Trademarks/Tradenames | LAP-BAND product
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment of long-lived assets		500
Developed technology | LAP-BAND product
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment of long-lived assets		$ 8,400